Net Income Per Ordinary Share (Tables)	9 Months Ended
Sep. 30, 2013
Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Nine Months Ended
	September 30,	September 30,	September 30,	September 30,
	2013	2012	2013	2012

Weighted average number of ordinary shares outstanding for basic net income per ordinary share	61,069,260	59,754,010	60,732,605	59,939,570

Effect of dilutive share options outstanding	1,404,385	612,127	1,244,421	451,629
Weighted average number of ordinary shares for diluted net income per ordinary share	62,473,645	60,366,137	61,977,026	60,391,199